COMMITMENTS AND CONTINGENCIES (Details Narrative) - Employment Agreement [Member] - USD ($)	1 Months Ended
	Jan. 31, 2020	May 31, 2018
Corey Lambrecht [Member]
Term of agreement	1 year
Renewal term description	if employment is terminated as a result of his death or Disability, the Company shall pay the Base Salary and any accrued but unpaid Bonus and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to $40,000 (at the time his Death or Disability occurs) within 30 days of his Death or Disability; If employment is terminated by the Board for Cause, then the Company shall pay the Base Salary and Bonus earned through the date of his termination; If employment is terminated upon the occurrence of a Change of Control or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to the Base Salary for a period of six (6) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iii) pay the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iv) pay expense reimbursement amounts through the date of termination.
Annual salary	$ 80,000
Mr. Ralston [Member]
Term of agreement		3 years
Renewal term description		The agreement provided that Mr. Ralston would serve as President of the Company for a term of three years at an annual salary of $100,000, and an incentive bonus as determined by the board of directors. The agreement shall automatically be renewed for additional three-year periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.
Annual salary		$ 100,000
Mr. Lambrecht [Member]
Term of agreement		3 years
Renewal term description		The agreement provided that Mr. Lambrecht would serve as CEO and CFO of the Company for a term of three years at an annual salary of $220,000, and an incentive bonus as determined by the board of directors. The agreement shall automatically be renewed for additional three-year periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.
Annual salary		$ 220,000